Trade Receivables (Details) - Schedule of the Carrying Amount of Trade Receivables - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of The Carrying Amount Of Trade Receivables Abstract
Carrying amount of trade receivables transferred to an agent	$ 3,552,836	$ 2,317,102
Carrying amount of associated liabilities	$ 2,139,575	$ 946,592